Estimated Useful Lives for Amortization Computed Using Straight-line Method (Detail)	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	50 years
Intangible asset useful life	Straight-line basis
Online Game Product Development Costs
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	4 years
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Online game licensing fee commitments
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	Over the shorter of the license terms or the estimated licensed game lives